Goodwill (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Jan. 01, 2024 CAD ($)
Goodwill [Line Items]
Goodwill	$ 2,214,575		$ 2,612,972
Goodwill impairment	$ 302,220	$ 302.2
Increase discount rate	1.00%
Decrease discount rate	5.00%
Geo Segment [Member]
Goodwill [Line Items]
Goodwill				$ 516,900
Goodwill impairment	$ 57,300	14.5
Geo Segment [Member] | Other related parties [member]
Goodwill [Line Items]
Goodwill impairment	$ 50,300
LEO Segment [Member]
Goodwill [Line Items]
Goodwill				$ 2,096,100
Increase discount rate	1.00%
Decrease discount rate	5.00%
GEO Cash Generating Unit [Member]
Goodwill [Line Items]
Goodwill impairment	$ 610,800,000
CGU Segment [Member]
Goodwill [Line Items]
Goodwill impairment		$ 6.7